UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2007

Date of reporting period: January 1, 2007 to December 31, 2007

Item 1.	Reports to Stockholders.

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2007

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund#	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/07 to 12/31/07)
Administrative Shares
Actual	$1,000.00	$1,022.10	0.95%	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.95	4.84

#	Institutional Shares Class liquidated on June 25, 2007.

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$269,596,881
Receivables:
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	269,597,865

LIABILITIES
Payables:
Distribution to shareholders	827,344
Accrued Trustees fees	4,921
Accrued Administration fees (Note 2)	240,909
Accrued shareholder servicing fees	153,565
Other accrued expenses	81,203

Total Liabilities	1,307,942

NET ASSETS	$268,289,923

Net assets consist of:
Paid-in capital	$268,289,112
Undistributed net investment income	491
Undistributed net realized gain	320

NET ASSETS	$268,289,923

Shares outstanding	268,287,391

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$14,022,366
Expenses(a)	(184,260)

Net investment income allocated from Master Portfolio	13,838,106

FUND EXPENSES (Note 2)
Administration fees	1,334,553
Shareholder servicing fees	547,693
Fund accounting & transfer agent fees	96,499
Legal fees	33,107
Audit fees	15,578
Printing costs	69,526
Registration costs	176,744
Trustees fees	29,998

Total fund expenses	2,303,698

Fees reimbursed by Hewitt Associates LLC (Note 2)	(212,140)

Total Net Expenses	2,091,558

NET INVESTMENT INCOME	11,746,548

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	342

Net gain on investments	342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,746,890

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $81,281.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,746,548	$9,869,553
Net realized gain	342	58

Net increase in net assets resulting from operations	11,746,890	9,869,611

Distributions to shareholders:
From net investment income
Administrative Shares	(9,600,803)	(6,871,113)
Institutional Shares	(2,145,782)	(3,001,078)

	(11,746,585)	(9,872,191)

Total distributions to shareholders	(11,746,585)	(9,872,191)

Capital share transactions (Note 3):
Net capital share transactions
Administrative Shares	85,242,923	53,584,139
Institutional Shares(a)	(85,966,572)	85,966,589

Net increase (decrease) in net assets resulting from capital share transactions	(723,649)	139,550,728

Increase (decrease) in net assets	(723,344)	139,548,148
NET ASSETS:
Beginning of year	269,013,267	129,465,119

End of year	$268,289,923	$269,013,267

Undistributed net investment income included in net assets at end of year	$491	$507

(a)	The Share Class liquidated on June 25, 2007.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Administrative Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.04	0.04	0.02	0.00	(a)	0.00	(a)

Total from investment operations	0.04	0.04	0.02	0.00		0.00

Less distributions from:
Net investment income	(0.04)	(0.04)	(0.02)	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.04)	(0.04)	(0.02)	(0.00)		(0.00)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	4.48%	4.22%	2.37%	0.49%		0.31%

Ratios/Supplemental data:
Net assets, end of year (000s)	$268,290	$183,047	$129,465	$93,373		$89,976
Ratio of net expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)	1.06%	1.06%	1.15%	1.18%		1.19%
Ratio of net investment income to average net assets(b)	4.38%	4.17%	2.41%	0.50%		0.30%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(b)	4.27%	4.06%	2.21%	0.27%		0.06%

(a)	Rounds to less than $0.01.

(b)	Ratio reflects the net expenses of both the Fund and its corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

As of June 25, 2007, all of the shareholders of the Institutional Share Class had redeemed their shares. The Institutional Share Class is no longer offered to the public.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the percentage of net assets of the Master Portfolio held by the Fund (0.86% as of December 31, 2007).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2007.

As of December 31, 2007, the components of Distributable Earnings on a tax basis was as follows: Undistributed Ordinary Income of $811.

The tax character of distributions paid during 2007 and 2006 for the Fund were as follows: ordinary income of $11,746,585 and $9,872,191, respectively.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN48”), “Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Administrative Shares average daily net assets and 0.30% of the Institutional Shares average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund to the extent necessary so that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, do not exceed 0.95% of the average daily net assets of the Administrative Shares and 0.45% of the average daily net assets of the Institutional Shares of the Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2007, Hewitt Associates reimbursed the Fund $182,740 and $29,400, for the Administrative Shares and Institutional Shares, respectively, for expenses related to this agreement. The Institutional Shares Class liquidated on June 25, 2007.

Hewitt Associates and Barclays Global Investors N.A. (“BGI”), the parent company of BGFA, have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—(Continued)

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of the MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. Barclays Global Fund Advisors, Inc. serves as the Master Portfolio’ s investment adviser. As such, the Trust does not itself have an investment adviser.

3. Capital Share Transactions

As of December 31, 2007, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares for the Administrative and Institutional Shares of the Fund were as follows:

Administrative Shares

	Year Ended December 31, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	218,232,689	$218,232,689	138,970,086	$138,970,086
Shares issued in reinvestments of dividends	9,457,039	9,457,039	6,546,662	6,546,662
Shares redeemed	(142,446,805)	(142,446,805)	(91,932,609)	(91,932,609)

Net increase	85,242,923	$85,242,923	53,584,139	$53,584,139

Institutional Shares
	Year Ended December 31, 2007(b)		Year Ended December 31, 2006(a)
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	61,737,579	$61,737,579	139,003,119	$139,003,119
Shares issued in reinvestments of dividends	2,197,153	2,197,153	2,638,058	2,638,058
Shares redeemed	(149,901,321)	(149,901,304)	(55,674,588)	(55,674,588)

Net increase (decrease)	(85,966,589)	$(85,966,572)	85,966,589	$85,966,589

(a)	For the period from April 12, 2006 (commencement of operations) to December 31, 2006.

(b)	The Share Class liquidated on June 25, 2007.

4. Recently Issued Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’ s financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund, the fund comprising Hewitt Series Trust (the “Fund”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’ s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2007. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the SEC’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

Trustees and Officers Information List (Unaudited)

Disinterested Trustees*

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships
Don Hunt, age 69 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Retired	Chairman and Director, ADA Business Enterprises, Inc.; Director, Vision III Imaging, Inc.

John Oliverio, age 55 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Ministries, Inc.; Director, United Health System; Director, Affinity Health System; Director, All Saints Health System; Director, Covenant Healthcare System; Director, Wheaton Franciscan Services, Inc.

Interested Trustees** and Officers

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Public Company and Investment Company Directorships
Andrea W. Armstrong, 41 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	President since December 2007	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Leader, Hewitt Associates LLC	None

Peter E. Ross, 48 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Secretary and Chief Compliance Officer, since July 7, 1998, and 2004, respectively	Secretary, General Counsel and Chief Compliance Officer, Hewitt Financial Services LLC; Assistant Secretary, Hewitt Associates LLC; Attorney, Hewitt Associates LLC	None

Douglas S. Keith, 42 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005	Chief Financial Officer, Hewitt Financial Services LLC; Divisional Controller, Emerson Electric Co.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.

**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—7.64%
Banco Bilbao Vizcaya
Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT (Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER—28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291
Cancara Asset
Securitisation Ltd.
4.78%, 02/19/08(a)	100,000,000	99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249
5.15%, 03/13/08(a)	114,000,000	112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen
Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
CRC Funding LLC
4.67%, 05/12/08(a)	$125,000,000	$122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08(a)(d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp.
4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER (Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES—4.06%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
Dorada Finance Inc.
5.32%, 05/29/08(a)(d)	$115,000,000	$114,997,652
General Electric Capital Corp.
4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES (Cost: $1,279,990,905)		1,279,990,905

REPURCHASE AGREEMENTS—28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35)	23,000,000	23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35)	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33)	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27)	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35)	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36)	465,000,000	465,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36)	$485,000,000	$485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $ 408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38)	400,000,000	400,000,000
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37)	20,000,000	20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49)	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32)	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37)	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37)	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37)	24,000,000	24,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37)	$300,000,000	$300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46)	312,107,000	312,107,000
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49)	630,000,000	630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38)	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27)	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08)	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51)	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51)	300,000,000	300,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37)	$350,000,000	$350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47)	300,000,000	300,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47)	180,000,000	180,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47)	28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13)	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36)	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49)	200,000,000	200,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).(b)	$320,000,000	$320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51)	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $8,836,414,000)		8,836,414,000

TIME DEPOSITS—6.34%
Bank of Montreal
0.25%, 01/02/08	200,000,000	200,000,000
Danske Bank
4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08	300,000,000	300,000,000
ING Bank
4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS (Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES—24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08(a)	91,700,000	91,482,645

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
BMW US Capital LLC
5.05%, 11/14/08(a)	$200,000,000	$200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd. 2003-2A Class A1MM
5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings
5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
4.88%, 04/24/08(a)	90,707,805	90,695,641
Marshall & Ilsley Bank
5.06%, 09/12/08	115,000,000	115,005,639
MetLife Insurance Co. of Connecticut
4.99%, 08/18/08(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08	125,000,000	125,009,035

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

Security	Face Amount	Value
National Australia Bank Ltd.
5.23%, 10/01/08(a)	$37,500,000	$37,459,383
National City Bank (Ohio)
4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp.
4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC
4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB
4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE& FLOATING RATE NOTES (Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES—99.70% (Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities—0.30%		94,007,572

NET ASSETS—100.00%		$31,492,403,778

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Schedule of Investments—Continued

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(c)	See Note 5.

(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2007

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$22,561,982,206
Repurchase agreements, at value and cost (Note 1)	8,836,414,000

Total investments	31,398,396,206
Cash	667
Receivables:
Interest	95,743,213

Total Assets	31,494,140,086

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,670,373
Accrued expenses:
Professional fees (Note 2)	65,935

Total Liabilities	1,736,308

NET ASSETS	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,097,441,501

Total investment income	1,097,441,501

EXPENSES (Note 2)
Investment advisory fees	20,689,958
Professional fees	81,695
Independent trustees’ fees	86,979

Total expenses	20,858,632
Less expense reductions (Note 2)	(6,375,529)

Net expenses	14,483,103

NET INVESTMENT INCOME	1,082,958,398

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(523,525)
Payment from affiliate (Note 2)	566,073

Net realized gain	42,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,083,000,946

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,082,958,398	$326,145,594
Net realized gain	42,548	1,615

Net increase in net assets resulting from operations	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	66,603,193,729	38,273,990,665
Withdrawals	(43,118,755,786)	(37,977,755,985)

Net increase in net assets resulting from interestholder transactions	23,484,437,943	296,234,680

Increase in net assets	24,567,438,889	622,381,889
NET ASSETS:
Beginning of year	6,924,964,889	6,302,583,000

End of year	$31,492,403,778	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’ s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’ s amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

Security Transactions And Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’ s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’ s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’ s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

The Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’ s financial statements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’ s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Agreements and Other Transactions With Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

The fees and expenses of the Master Portfolio’ s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’ s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees in the amount of $6,375,529 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007 and August 30, 2007, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $249,963,125 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Recently Issued Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolio’s financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

4.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%	n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%	1.15%
Total return	5.40%	5.13%	3.28%	1.39%	1.16%

5.	Subsequent Events

On February 19, 2008, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified. Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and BGIF; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Independent Trustees
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)—Continued

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

Notes:

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

$16,500 and $17,325 are the aggregate fees billed for the 2006 and 2007 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees

$4,630 and $4,862 are the aggregate fees billed for the 2006 and 2007 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $4,630 and $4,862 are the aggregate non-audit fees billed for the 2006 and 2007 fiscal years respectively for services rendered by the principal accountant to the registrant. $1,314,861 and $2,481,707 are the aggregate non-audit fees billed for the 2006 and 2007 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date February 22, 2008

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Office

Date February 22, 2008